Accounts Receivable, Net - Summary of Accounts Receivable and Other Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Trade and Other Receivables [Line Items]
Total customers	$ 87,740,515		$ 114,486,024
Total account receivable	79,399,263		53,637,004
Total account receivable, net	167,139,778	$ 8,491,624	168,123,028
Domestic customers [member]
Trade and Other Receivables [Line Items]
Total customers	48,520,478		60,057,141
Export customers [member]
Trade and Other Receivables [Line Items]
Total customers	39,220,037		54,428,883
Sundry debtors [member]
Trade and Other Receivables [Line Items]
Total account receivable	53,388,512		23,583,497
Taxes recovered and prepaid taxes [member]
Trade and Other Receivables [Line Items]
Total account receivable	18,405,990		23,039,023
Employees and officers [member]
Trade and Other Receivables [Line Items]
Total account receivable	6,333,216		5,681,478
Advances to suppliers [member]
Trade and Other Receivables [Line Items]
Total account receivable	597,700		1,250,846
Other accounts receivable [member]
Trade and Other Receivables [Line Items]
Total account receivable	$ 673,845		$ 82,160